WCM Focused Global Growth Fund
SCHEDULE OF INVESTMENTS
As of January 31, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 97.3%
	ARGENTINA — 6.4%
15,058	MercadoLibre, Inc.*	$26,795,862
	AUSTRALIA — 1.3%
26,230	CSL Ltd.	5,437,929
	CANADA — 7.5%
81,166	Canadian National Railway Co.	8,211,564
20,494	Lululemon Athletica, Inc.*	6,735,968
15,076	Shopify, Inc.*	16,562,343
		31,509,875
	CHINA — 6.4%
175,800	Tencent Holdings Ltd.	15,664,260
781,936	Wuxi Biologics Cayman, Inc.*,1	10,948,536
		26,612,796
	FRANCE — 5.1%
22,085	LVMH Moet Hennessy Louis Vuitton S.E.	13,352,955
42,505	Pernod Ricard S.A.	8,010,862
		21,363,817
	HONG KONG — 2.2%
758,600	AIA Group Ltd.	9,146,192
	INDIA — 2.6%
150,149	HDFC Bank Ltd. - ADR*	10,825,743
	ITALY — 1.8%
37,340	Ferrari N.V.	7,770,318
	JAPAN — 2.3%
17,610	Keyence Corp.	9,454,477
	NETHERLANDS — 2.2%
4,326	Adyen N.V.*,1	9,037,443
	SWEDEN — 2.1%
164,009	Atlas Copco A.B. - A Shares	8,898,038
	SWITZERLAND — 3.7%
92,180	Alcon, Inc.*	6,615,146

WCM Focused Global Growth Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	SWITZERLAND (Continued)
7,538	Mettler-Toledo International, Inc.*	$8,805,138
		15,420,284
	TAIWAN — 4.8%
164,423	Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	19,980,683
	UNITED STATES — 48.9%
99,479	Amphenol Corp. - Class A	12,422,938
17,880	ANSYS, Inc.*	6,336,136
115,310	Church & Dwight Co., Inc.	9,735,623
21,328	Costco Wholesale Corp.	7,516,627
44,058	Ecolab, Inc.	9,010,302
17,030	Fair Isaac Corp.*	7,665,373
80,873	First Republic Bank	11,725,776
154,005	Graco, Inc.	10,617,105
68,135	HEICO Corp. - Class A	7,243,432
21,325	IDEXX Laboratories, Inc.*	10,207,851
57,355	Intercontinental Exchange, Inc.	6,329,124
20,385	MSCI, Inc.	8,058,191
59,465	NIKE, Inc. - Class B	7,943,929
15,830	ServiceNow, Inc.*	8,598,223
15,545	Sherwin-Williams Co.	10,754,031
67,540	Stryker Corp.	14,927,015
33,500	Synopsys, Inc.*	8,557,575
22,215	Thermo Fisher Scientific, Inc.	11,322,985
41,422	Verisk Analytics, Inc.	7,600,937
63,167	Visa, Inc. - Class A	12,207,023
53,054	West Pharmaceutical Services, Inc.	15,889,142
		204,669,338
	TOTAL COMMON STOCKS
	(Cost $290,413,392)	406,922,795

WCM Focused Global Growth Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2021 (Unaudited)

Principal Amount		Value
	SHORT-TERM INVESTMENTS — 2.6%
$10,859,208	UMB Money Market II Special, 0.01%[2]	$10,859,208
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $10,859,208)	10,859,208
	TOTAL INVESTMENTS — 99.9%
	(Cost $301,272,600)	417,782,003
	Other Assets in Excess of Liabilities — 0.1%	551,999
	TOTAL NET ASSETS — 100.0%	$418,334,002

ADR – American Depository Receipt

*	Non-income producing security.
[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $19,985,979, which represents 4.78% of total net assets of the Fund.
[2]	The rate is the annualized seven-day yield at period end.